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                                                                                                      APPENDIX A

                                                                   MET INVESTOR SERIES TRUST
                                                               SUMMARY OF INVESTMENT STRATEGIES

                                                                 Supplement Dated May 20, 2009 to
                                                      Statement of Additional Information Dated May 1, 2009

     This  Supplement  is made as of May 20, 2009 to the Statement of Additional Information  ("SAI") of Met Investors
Series Trust (the  "Trust")  dated May 1, 2009.

     The  disclosure  in Appendix A to the Trust's  SAI  regarding  the types of investment strategies in which the
Trust's Portfolios, other than the Allocation Portfolios, may engage is replaced in its entirety with the following:


                                                      The information in this Appendix is subject to the
                                                    fundamental and non-fundamental investment restrictions
                                                       and policies including operating policies of the
                                                             Portfolios as set forth in this SAI.

---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
                                            Asset                             Collateralized                      Credit
                                            Backed               Brady       Debt Obligations     Convertible    Default
                                          Securities    Bonds      Bonds                          Securities      Swaps
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Met/AIM Small Cap Growth                      Y           Y          N               Y                 Y            Y
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Batterymarch Growth and Income                N           N          N               N                 N            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
BlackRock High Yield                          Y           Y          Y               Y                 Y            Y
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
BlackRock Large Cap Core                      N           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Clarion Global Real Estate                    N           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Dreman Small Cap Value                        N           Y          Y               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Met/Franklin Income                           Y           Y          Y               N                 Y            Y
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Met/Franklin Mutual Shares                    Y           Y          N               N                 Y            Y
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Goldman Sachs Mid Cap Value                   Y           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Harris Oakmark International                  N           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Janus Forty                                   Y           Y          Y               Y                 Y            Y
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Lazard Mid Cap                               Y-5%         Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Legg Mason Partners Aggressive Growth         N           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Legg Mason Value Equity                       Y           Y          N               Y                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Loomis Sayles Global Markets                  Y           Y          Y               Y                 Y            Y
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Lord Abbett Bond Debenture                    Y           Y          N               N                 Y            Y
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Lord Abbett Growth and Income                 N           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Lord Abbett Mid Cap Value                     N           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
MFS(R) Emerging Markets Equity                N           Y          Y               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
MFS(R)Research International                  N           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Oppenheimer Capital Appreciation              N           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
PIMCO Inflation Protected Bond                Y           Y          Y               Y                 Y            Y
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
PIMCO Total Return                            Y           Y          Y               Y                 Y            Y
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Pioneer Fund                                  Y           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Pioneer Strategic Income                      Y           Y          Y               Y                 Y          Y-15%
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
RCM Technology                                N           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Rainier Large Cap Equity                      N           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
T. Rowe Price Mid Cap Growth                Y-10%         Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Met/Templeton International Bond            Y-10%           Y          Y               Y                 Y            Y
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Met/Templeton Growth                          N           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Third Avenue Small Cap Value                  Y           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Turner Mid Cap Growth                         N           N          N               N                 N            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Van Kampen Comstock                           N           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------
Van Kampen Mid Cap Growth                     N           Y          N               N                 Y            N
---------------------------------------- ------------- --------- ----------- ------------------ ----------------------------





----------------------------------------------------------------- ------------- ------------------------ ------------------
                                          Credit                                   Event                 Foreign Currency
                                          Linked     Depositary   Dollar Rolls    Linked                   Transactions
                                           Notes     Receipts(1)                   Bonds    Floaters
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Met/AIM Small Cap Growth                     N            Y            Y             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Batterymarch Growth and Income               N            Y            N             N          N                N
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
BlackRock High Yield                         Y            Y            Y             Y          Y                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
BlackRock Large Cap Core                     N            Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Clarion Global Real Estate                   N            Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Dreman Small Cap Value                       N            Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Met/Franklin Income                          N            Y            Y             Y-5%       Y                N
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Met/Franklin Mutual Shares                   Y            Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Goldman Sachs Mid Cap Value                  N            Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Harris Oakmark International                 N            Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Janus Forty                                  N            Y            N             N          Y                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Lazard Mid Cap                               N            Y            Y             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Legg Mason Partners Aggressive Growth        N            Y            N             N          Y                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Legg Mason Value Equity                      N            Y            Y             N          Y                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Loomis Sayles Global Markets               Y-5%           Y            Y             N          Y                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Lord Abbett Bond Debenture                   N            Y            Y             N          Y                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Lord Abbett Growth and Income                N            Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Lord Abbett Mid Cap Value                    N            Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
MFS(R) Emerging Markets Equity               N            Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
MFS(R)Research International                 N            Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Oppenheimer Capital Appreciation             N            Y            Y             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
PIMCO Inflation Protected Bond             Y-5%           Y            Y           Y-5%         Y                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
PIMCO Total Return                         Y-5%           Y            Y           Y-5%         Y                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Pioneer Fund                                 N            Y            N             N          Y                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Pioneer Strategic Income                     Y            Y            Y           Y-5%         Y                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
RCM Technology                             Y-5%           Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Rainier Large Cap Equity                     N            Y            N             N          N                N
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
T. Rowe Price Mid Cap Growth                 N            Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Met/Templeton International Bond            Y-10%         Y            Y             Y-5%       Y-15%            Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Met/Templeton Growth                         N            Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Third Avenue Small Cap Value                 N            Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Turner Mid Cap Growth                        N          Y-10%          N             N          N                N
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Van Kampen Comstock                          N            Y            N             N          N                N
----------------------------------------------------------------- ------------- ------------------------ ------------------
----------------------------------------------------------------- ------------- ------------------------ ------------------
Van Kampen Mid Cap Growth                    N            Y            N             N          N                Y
----------------------------------------------------------------- ------------- ------------------------ ------------------





------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
                                                               Forward
                                                          Commitments, When                                       Illiquid
                                                              Issued and       High Yield,                      Securities or
                                                           Delayed Delivery     High Risk                       Non-Publicly
                                              Foreign         Securities       Securities        Hybrid            Traded
                                            Securities                                         Investments       Securities
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Met/AIM Small Cap Growth                       Y-25%            Y-25%               N             Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Batterymarch Growth and Income                 Y-20%            Y-15%               N               N               Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
BlackRock High Yield                           Y-10%            Y-15%               Y             Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
BlackRock Large Cap Core                       Y-10%            Y-15%               N             Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Clarion Global Real Estate                       Y              Y-15%               N             Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Dreman Small Cap Value                         Y-10%             Y-5%               Y               N               Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Met/Franklin Income                            Y-25%              Y                 Y               N               Y-10%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Met/Franklin Mutual Shares                     Y-35%              N                 Y             Y-15%             Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Goldman Sachs Mid Cap Value                    Y-25%              Y               Y-20%           Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Harris Oakmark International                     Y                Y                 N               N               Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Janus Forty                                    Y-(2)            Y-15%             Y-35%           Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Lazard Mid Cap                                 Y-25%            Y-25%               N             Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Legg Mason Partners Aggressive Growth          Y-25%              N                 N               N               Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Legg Mason Value Equity                        Y-25%            Y-15%             Y-10%           Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Loomis Sayles Global Markets                     Y                Y                 Y             Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Lord Abbett Bond Debenture                   Y-20%(3)           Y-15%               Y               N               Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Lord Abbett Growth and Income                Y-20%(3)           Y-15%               N               N               Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Lord Abbett Mid Cap Value                    Y-10%(3)           Y-15%               N               N               Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
MFS(R) Emerging Markets Equity                   Y              Y-15%             Y-10%             N               Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
MFS(R) Research International                    Y-(4)          Y-15%               N               N               Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Oppenheimer Capital Appreciation               Y-35%            Y-15%               N               N               Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
PIMCO Inflation Protected Bond                 Y-30%              Y               Y-10%           Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
PIMCO Total Return                             Y-30%              Y               Y-10%           Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Pioneer Fund                                 Y-20%(5)             Y               Y-5%            Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Pioneer Strategic Income                       Y-85%              Y             Y-70%(8)          Y-10%             Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
RCM Technology                                 Y-50%            Y-15%               N             Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Rainier Large Cap Equity                     Y-25%(6)             Y                 N               N                 N
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
T. Rowe Price Mid Cap Growth                   Y-25%            Y-10%             Y-10%           Y-10%             Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Met/Templeton International Bond                 Y              Y-15%             Y-25%           Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Met/Templeton Growth                             Y                N                 N               N               Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Third Avenue Small Cap Value                 Y-35%(7)           Y-15%             Y-5%            Y-5%              Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Turner Mid Cap Growth                          Y-10%              Y                 N               N               Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Van Kampen Comstock                            Y-25%              Y                 N               N               Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------
Van Kampen Mid Cap Growth                      Y-25%            Y-15%               N               N               Y-15%
------------------------------------------ -------------- ------------------- -------------- ---------------- ------------------







------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------


                                                                                           Investment      Loans and Other
                                           Inflation-Indexed               Interest          Grade       Direct Indebtedness
                                            Securities     Indexed           Rate             Debt
                                                          Securities     Transactions      Securities
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Met/AIM Small Cap Growth                        N             Y               N                Y                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Batterymarch Growth and Income                  N             Y               N                N                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
BlackRock High Yield                            Y             Y               Y                Y                  Y
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
BlackRock Large Cap Core                        Y             Y               Y                Y                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Clarion Global Real Estate                      N             N              Y-5%              Y                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Dreman Small Cap Value                          N             N               N                Y                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Met/Franklin Income                             Y             N               Y                Y                  Y
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Met/Franklin Mutual Shares                      Y             N               Y                Y                  Y
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Goldman Sachs Mid Cap Value                     N             N               N              Y-20%                N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Harris Oakmark International                    N             N               N                N                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Janus Forty                                     Y             Y               Y                Y                  Y
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Lazard Mid Cap                                  N             N               N                Y                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Legg Mason Partners Aggressive Growth           N             N               N                Y                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Legg Mason Value Equity                         N             N               N                Y                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Loomis Sayles Global Markets                    Y             N               Y                Y                  Y
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Lord Abbett Bond Debenture                      N             N               Y                Y                  Y
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Lord Abbett Growth and Income                   N             N               N                Y                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Lord Abbett Mid Cap Value                       N             N               N                Y                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
MFS(R) Emerging Markets Equity                  N             Y               N                Y                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
MFS(R) Research International                   N             Y               N                Y                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Oppenheimer Capital Appreciation                N             N               Y                Y                  Y
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
PIMCO Inflation Protected Bond                  Y             Y               Y                Y                  Y
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
PIMCO Total Return                              Y             Y               Y                Y                  Y
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Pioneer Fund                                    Y             Y               N                Y                  Y
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Pioneer Strategic Income                        Y             Y               Y                Y                Y-10%
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
RCM Technology                                  N             N               N                Y                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Rainier Large Cap Equity                        N             N               N                N                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
T. Rowe Price Mid Cap Growth                    N             N               N                Y                 Y-5%
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Met/Templeton International Bond                Y             Y-10%           Y                Y                 Y-10%
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Met/Templeton Growth                            Y             N               N                Y                  Y
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Third Avenue Small Cap Value                    N             N               N                Y                  Y
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Turner Mid Cap Growth                           N             N               N                N                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Van Kampen Comstock                             N             Y               N                Y                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------
Van Kampen Mid Cap Growth                       N             N               N                N                  N
------------------------------------------ ------------- ------------- ----------------- --------------- ---------------------






----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------

                                                                                            Municipal Fixed
                                          Money Market   Mortgage-Backed  Mortgage Dollar        Income         Options and
                                           Securities      Securities           Roll           Securities         Futures
                                                                            Transactions                        Transactions
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Met/AIM Small Cap Growth                        Y               Y                Y                 N              Y-5% (9)
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Batterymarch Growth and Income                  Y               N                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
BlackRock High Yield                            Y               Y                Y                 Y                 Y
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
BlackRock Large Cap Core                        Y               N                N                 N                 Y
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Clarion Global Real Estate                      Y               N                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Dreman Small Cap Value                          Y               N                N                 N               Y-10%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Met/Franklin Income                             Y               Y                Y                 Y                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Met/Franklin Mutual Shares                      Y               Y                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Goldman Sachs Mid Cap Value                     Y               Y                N                 N                 Y
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Harris Oakmark International                    Y               N                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Janus Forty                                     Y               Y                N                 N               Y-10%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Lazard Mid Cap                                  Y               N                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Legg Mason Partners Aggressive Growth           Y               N                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Legg Mason Value Equity                         Y               Y                Y                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Loomis Sayles Global Markets                    Y               Y                Y                 Y                 Y
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Lord Abbett Bond Debenture                      Y               Y                Y                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Lord Abbett Growth and Income                   Y               N                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Lord Abbett Mid Cap Value                       Y               N                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
MFS(R) Emerging Markets Equity                  Y               N                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
MFS(R) Research International                   Y               Y                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Oppenheimer Capital Appreciation                Y               N                Y                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
PIMCO Inflation Protected Bond                  Y               Y                Y                 Y                 Y
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
PIMCO Total Return                              Y               Y                Y                 Y                 Y
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Pioneer Fund                                    Y               Y                N                 Y               Y(10)
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Pioneer Strategic Income                        Y               Y                Y                 Y               Y(10)
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
RCM Technology                                  Y               N                N                 N                 Y
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Rainier Large Cap Equity                        Y               N                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
T. Rowe Price Mid Cap Growth                    Y             Y-10%              N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Met/Templeton International Bond                Y               Y                Y-10%             Y                Y-10%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Met/Templeton Growth                            Y               N                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Third Avenue Small Cap Value                    Y               Y                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Turner Mid Cap Growth                           Y               N                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Van Kampen Comstock                             Y               N                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------
Van Kampen Mid Cap Growth                       Y               N                N                 N                Y-5%
----------------------------------------- -------------- ---------------- ----------------- ----------------- -----------------



----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
                                                                                                            Reverse
                                                                                                           Repurchase
                                               Other                                                     Agreements and
                                            Investment   Preferred      Real Estate      Repurchase       Dollar Rolls
                                             Companies     Stocks       Investments      Agreements
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Met/AIM Small Cap Growth                         Y           Y             Y-15%             Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Batterymarch Growth and Income                   Y           Y             Y-5%              N                 N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
BlackRock High Yield                             Y           Y               Y               Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
BlackRock Large Cap Core                         Y           Y               Y               Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Clarion Global Real Estate                       Y           Y               Y               Y                 N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Dreman Small Cap Value                           Y           Y             Y-15%             Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Met/Franklin Income                              Y           Y             Y-10%             Y                 N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Met/Franklin Mutual Shares                       Y           Y             Y-15%             Y                 N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Goldman Sachs Mid Cap Value                      Y           Y               Y             Y-15%               N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Harris Oakmark International                     Y           Y               N               Y                 N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Janus Forty                                      Y           Y             Y-5%              Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Lazard Mid Cap                                   Y           Y             Y-15%             Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Legg Mason Partners Aggressive Growth            Y           N               N               Y                 N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Legg Mason Value Equity                          Y           Y             Y-15%             Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Loomis Sayles Global Markets                     Y           Y             Y-15%             Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Lord Abbett Bond Debenture                       Y           Y             Y-5%              Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Lord Abbett Growth and Income                    Y           Y             Y-5%              Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Lord Abbett Mid Cap Value                        Y           Y             Y-5%              Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
MFS(R) Emerging Markets Equity                   Y           Y             Y-5%              Y                 N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
MFS(R) Research International                    Y           Y             Y-5%              Y                 N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Oppenheimer Capital Appreciation                 Y           Y             Y-15%             Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
PIMCO Inflation Protected Bond                   Y         Y-10%             Y               Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
PIMCO Total Return                               Y         Y-10%             Y               Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Pioneer Fund                                     Y           Y             Y-20%             Y                 N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Pioneer Strategic Income                         Y           Y               Y               Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
RCM Technology                                   Y           Y             Y-5%              Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Rainier Large Cap Equity                         N           Y             Y-5%              Y                 N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
T. Rowe Price Mid Cap Growth                     Y           Y             Y-10%             Y                 N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Met/Templeton International Bond                 Y           Y             Y-5%              Y                 Y-10%
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Met/Templeton Growth                             N           Y             Y-5%              Y                 N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Third Avenue Small Cap Value                     Y           Y             Y-15%             Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Turner Mid Cap Growth                            Y           Y               Y               Y                 N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Van Kampen Comstock                              Y         Y-10%           Y-10%             Y                 N
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------
Van Kampen Mid Cap Growth                        Y         Y-10%           Y-10%             Y                 Y
----------------------------------------- ------------- ------------- ---------------- --------------- -------------------





----------------------------------------------------------- ----------------- --------------- ---------------
                                            Rights and         Securities      Short Sales      Structured
                                             Warrants          Loans(12)           (13)           Notes
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Met/AIM Small Cap Growth                        Y                  Y                Y               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Batterymarch Growth and Income                  Y                  Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
BlackRock High Yield                            Y                  Y                Y               Y
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
BlackRock Large Cap Core                        Y                  Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Clarion Global Real Estate                      Y                  Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Dreman Small Cap Value                         Y-5%                Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Met/Franklin Income                             Y                  Y                N               Y
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Met/Franklin Mutual Shares                      Y                  Y                Y               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Goldman Sachs Mid Cap Value                     Y                  Y                Y               Y
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Harris Oakmark International                    Y                  Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Janus Forty                                     Y                  Y                Y               Y
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Lazard Mid Cap                                  Y                  Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Legg Mason Partners Aggressive Growth         Y(11)                Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Legg Mason Value Equity                         Y                  Y                Y               Y
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Loomis Sayles Global Markets                    Y                  Y                Y               Y
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Lord Abbett Bond Debenture                    Y(11)                Y                N               Y
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Lord Abbett Growth and Income                 Y(11)                Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Lord Abbett Mid Cap Value                     Y(11)                Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
MFS(R) Emerging Markets Equity                  Y                  Y                Y               Y
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
MFS(R) Research International                   Y                  Y                Y               Y
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Oppenheimer Capital Appreciation                Y                  Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
PIMCO Inflation Protected Bond                 Y-5%                Y                Y               Y
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
PIMCO Total Return                             Y-5%                Y                Y               Y
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Pioneer Fund                                    Y                  Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Pioneer Strategic Income                        Y                  Y                Y               Y
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
RCM Technology                                  Y                  Y                Y               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Rainier Large Cap Equity                        N                  Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
T. Rowe Price Mid Cap Growth                    Y                  Y                N               Y
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Met/Templeton International Bond                Y                  Y                Y-5%            Y
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Met/Templeton Growth                            Y                  Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Third Avenue Small Cap Value                    Y                  Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Turner Mid Cap Growth                           Y                  Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Van Kampen Comstock                           Y(11)                Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------
----------------------------------------------------------- ----------------- --------------- ---------------
Van Kampen Mid Cap Growth                       Y                  Y                N               N
----------------------------------------------------------- ----------------- --------------- ---------------








------------------------------------------- -------------------- --------------------------- ----------------------------------
                                                                 U.S. Government Securities   Zero Coupon, Deferred Interest
                                                   Swaps                                               and PIK Bonds
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Met/AIM Small Cap Growth                             Y                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Batterymarch Growth and Income                       N                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
BlackRock High Yield                                 Y                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
BlackRock Large Cap Core                             Y                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Clarion Global Real Estate                         Y-5%                      Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Dreman Small Cap Value                               N                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Met/Franklin Income                                  Y                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Met/Franklin Mutual Shares                           Y                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Goldman Sachs Mid Cap Value                          N                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Harris Oakmark International                         N                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Janus Forty                                          Y                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Lazard Mid Cap                                       N                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Legg Mason Partners Aggressive Growth                N                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Legg Mason Value Equity                              N                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Loomis Sayles Global Markets                         Y                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Lord Abbett Bond Debenture                           Y                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Lord Abbett Growth and Income                        Y                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Lord Abbett Mid Cap Value                            Y                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
MFS(R) Emerging Markets Equity                       Y                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
MFS(R) Research International                        Y                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Oppenheimer Capital Appreciation                     N                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
PIMCO Inflation Protected Bond                       Y                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
PIMCO Total Return                                   Y                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Pioneer Fund                                         Y                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Pioneer Strategic Income                             Y                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
RCM Technology                                       Y                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Rainier Large Cap Equity                             N                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
T. Rowe Price Mid Cap Growth                         N                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Met/Templeton International Bond                     Y                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Met/Templeton Growth                                 Y                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Third Avenue Small Cap Value                         N                       Y                               Y
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Turner Mid Cap Growth                                N                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Van Kampen Comstock                                  N                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------
------------------------------------------- -------------------- --------------------------- ----------------------------------
Van Kampen Mid Cap Growth                            N                       Y                               N
------------------------------------------- -------------------- --------------------------- ----------------------------------

(1)      Considered to be foreign securities except that the Batterymarch Growth and Income, BlackRock High Yield, Goldman
         Sachs Mid Cap Value, Legg Mason Partners Aggressive Growth, Legg Mason Value Equity, Lord Abbett Bond Debenture,
         Lord Abbett Growth and Income, Lord Abbett Mid Cap Value, RCM Technology and Turner Mid Cap Growth Portfolios
         do not consider American Depositary Receipts listed on a U. S. exchange to be foreign securities.
(2)      The Adviser currently typically invests between 25% to 35% of the Portfolio's assets in foreign securities.
         The Adviser does not consider securities of companies domiciled outside of the U.S. but which conduct a majority of their business in the U.S. and whose securities are traded on a U.S. exchange to be "foreign securities."
(3)      The Adviser does not consider securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be "foreign securities."
(4)      25% limit in emerging markets.
(5)      5% limit in emerging markets.
(6)      The Adviser intends to limit investments in foreign securities to U.S. dollar denominated securities of foreign issuers or American Depositary Receipts.
(7)      The Adviser intends to limit its investments in foreign securities to companies issuing U.S. dollar denominated American
         Depositary Receipts which, in the judgment of its Adviser, otherwise providefinancial information which provides the
         Adviser with substantially similar financial information as SEC disclosure requirements.
(8)      Not more than 20% of its assets will be invested in debt securities related below CCC by S&P or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent quality by the Adviser.
(9)      Met/AIM Small Cap Growth Portfolio will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Portfolio's total assets.
(10)     Although there is no specific limitation on derivatives, the Portfolio does not use derivatives as a primary investment technique and generally limits their use to hedging.
(11)     The Portfolio will not invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange.
(12)     Limited to 33 1/3% of the value of the Portfolio's total assets.
(13)     The Janus Forty (up to 8% of its total assets), PIMCO Inflation Protected Bond, PIMCO Total Return and RCM Technology
         Portfolios may make short sales of securities that they do not own.

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